Note 18 - Regulatory Matters - Compliance With Regulatory Capital Requirements Under Banking Regulations (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2014
Total capital (to risk-weighted assets), actual, amount	$ 33,087	$ 29,778
Total capital (to risk-weighted assets), actual, ratio	14.41%	15.49%
Total capital (to risk-weighted assets), for capital adequacy, amount	$ 18,373	$ 15,378
Total capital (to risk-weighted assets), for capital adequacy, ratio	8.00%	8.00%
Total capital (to risk-weighted assets), to be well capitalized, amount	$ 22,966	$ 19,233
Total capital (to risk-weighted assets), to be well capitalized, ratio	10.00%	10.00%
Tier 1 capital (to risk-weighted assets), actual, amount	$ 30,829	$ 27,786
Tier 1 capital (to risk-weighted assets), actual, ratio	13.42%	14.45%
Tier 1 capital (to risk-weighted assets), for capital adequacy, amount	$ 13,780	$ 11,534
Tier 1 capital (to risk-weighted assets), for capital adequacy, ratio	6.00%	6.00%	4.00%
Tier 1 capital (to risk-weighted assets), to be well capitalized, amount	$ 18,373	$ 15,378
Tier 1 capital (to risk-weighted assets), to be well capitalized, ratio	8.00%	8.00%
Common Equity Tier 1 capital (to risk-weighted assets), actual, amount	$ 30,829	$ 27,786
Common Equity Tier 1 capital (to risk-weighted assets), actual, ratio	13.42%	14.45%
Common Equity Tier 1 capital (to risk-weighted assets), for capital adequacy, amount	$ 10,335	$ 8,650
Common Equity Tier 1 capital (to risk-weighted assets), for capital adequacy, ratio	4.50%	4.50%
Common Equity Tier 1 capital (to risk-weighted assets), to be well capitalized, amount	$ 14,928	$ 12,495
Common Equity Tier 1 capital (to risk-weighted assets), to be well capitalized, ratio	6.50%	6.50%
Tier 1 capital (to average assets), actual, amount	$ 30,829	$ 27,786
Tier 1 capital (to average assets), actual, ratio	10.35%	10.92%
Tier 1 capital (to average assets), for capital adequacy, amount	$ 11,915	$ 10,175
Tier 1 capital (to average assets), for capital adequacy, ratio	4.00%	4.00%
Tier 1 capital (to average assets), to be well capitalized, amount	$ 14,894	$ 12,718
Tier 1 capital (to average assets), to be well capitalized, ratio	5.00%	5.00%